PREPAID EXPENSES AND OTHER CURRENT ASSETS (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Mar. 31, 2016	Feb. 28, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Prepaid expense and other assets [Line Items]
Short-term investments			$ 2,619	$ 29,384
Cash consideration received					$ 81
AutoGo [Member]
Prepaid expense and other assets [Line Items]
Short-term investments			$ 1,800
Nuomi [Member]
Prepaid expense and other assets [Line Items]
Equity interest sold (as a percent)		31.61%
Equity method investment sold		$ 68,066
Cash consideration received				$ 49,606
Nuomi [Member] | Subsequent event [Member]
Prepaid expense and other assets [Line Items]
Cash consideration received	$ 18,460